Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000007081
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 8,923	$ 9,844	$ 10,533		$ 10,247	$ 11,359	$ 11,913	$ 12,383	$ 13,024	$ 14,216	$ 14,169	$ 15,460	$ 14,602	$ 14,731	$ 16,167	$ 16,444	$ 16,084	$ 17,076	$ 14,841	$ 17,847	$ 18,349	$ 23,181	$ 25,479	$ 25,975	$ 26,838	$ 23,795	$ 21,747	$ 21,660	$ 20,640	$ 22,446	$ 21,430	$ 23,541	$ 20,158	$ 23,896	$ 24,537	$ 26,359	$ 26,530	$ 28,064	$ 24,004	$ 26,764	$ 28,573
C000007082
Account Value [Line Items]
Accumulated Value	50,000	44,628	49,248	52,717		51,298	56,879	59,669	62,047	65,277	71,267	71,051	77,552	73,267	73,936	81,175	82,583	80,791	85,802	74,593	89,724	92,272	116,599	128,201	130,731	135,109	119,817	109,547	109,133	104,031	113,163	108,063	118,747	101,700	120,603	123,879	133,099	134,004	141,790	121,313	135,298	144,483
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	9,292	10,003	10,609		10,421	11,311	11,860	12,320	12,917	14,157	13,410	14,344	13,765	13,828	15,097	15,334	15,608	16,645	14,918	16,990	17,167	20,065	22,528	23,604	24,733	23,776	21,771	21,767	20,542	21,774	22,049	24,514	22,267	25,943	26,992	29,687	30,727	32,760	30,030	34,357	37,150
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	46,461	50,017	53,043		52,104	56,554	59,301	61,598	64,587	70,783	67,048	71,719	68,824	69,138	75,485	76,670	78,042	83,224	74,592	84,950	85,837	100,323	112,642	118,018	123,666	118,879	108,854	108,834	102,712	108,871	110,243	122,569	111,333	129,714	134,961	148,437	153,634	163,800	150,149	171,784	185,749
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Growth Index
Accumulated Value	10,000	8,890	9,695	10,448		10,000	11,081	11,704	12,135	13,007	14,145	13,705	14,828	13,724	13,951	15,352	15,689	15,340	16,555	14,733	17,794	18,670	23,879	24,643	24,698	25,601	21,182	18,955	19,179	18,591	19,807	18,941	21,096	17,698	20,929	21,504	23,612	23,752	25,322	21,685	24,784	27,501
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Growth Index
Accumulated Value	$ 50,000	$ 44,448	$ 48,474	$ 52,240		$ 50,000	$ 55,406	$ 58,519	$ 60,677	$ 65,034	$ 70,723	$ 68,525	$ 74,138	$ 68,622	$ 69,754	$ 76,761	$ 78,443	$ 76,700	$ 82,775	$ 73,666	$ 88,970	$ 93,350	$ 119,393	$ 123,217	$ 123,489	$ 128,006	$ 105,909	$ 94,776	$ 95,896	$ 92,957	$ 99,037	$ 94,706	$ 105,479	$ 88,492	$ 104,647	$ 107,521	$ 118,059	$ 118,762	$ 126,612	$ 108,426	$ 123,921	$ 137,503